Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2020
Fair Values of Derivative Financial Instruments
The following table summarizes the fair values of derivative financial instruments as of March 31, 2019 and 2020:

	Yen in millions
	March 31,
	2019	2020
Derivative assets
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	—	—
Investments and other assets - Other	—	—

Total	—	—

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	74,971	105,724
Investments and other assets - Other	114,642	372,786

Total	189,613	478,510

Foreign exchange forward and option contracts
Prepaid expenses and other current assets	10,720	25,316
Investments and other assets - Other	—	—

Total	10,720	25,316

Total derivative assets	200,333	503,826
Counterparty netting	(89,364)	(176,541)
Collateral received	(46,590)	(121,979)

Carrying value of derivative assets	64,379	205,306

Derivative liabilities
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Other current liabilities	—	—
Other long-term liabilities	—	—

Total	—	—

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Other current liabilities	(28,911)	(76,492)
Other long-term liabilities	(189,157)	(343,271)

Total	(218,068)	(419,763)

Foreign exchange forward and option contracts
Other current liabilities	(13,847)	(17,245)
Other long-term liabilities	—	—

Total	(13,847)	(17,245)

Total derivative liabilities	(231,915)	(437,008)
Counterparty netting	89,364	176,541
Collateral posted	110,159	234,937

Carrying value of derivative liabilities	(32,392)	(25,530)

Notional Amounts of Derivative Financial Instruments
The following table summarizes the notional amounts of derivative financial instruments as of March 31, 2019 and 2020:

	Yen in millions
	March 31,
	2019		2020
	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments
Interest rate and currency swap agreements	—	21,001,883	—	20,310,018
Foreign exchange forward and option contracts	—	4,005,578	—	3,916,824

Total	—	25,007,461	—	24,226,842

Gains and Losses on Derivative Financial Instruments and Hedged Items Reported in Consolidated Statement of Income
The following table summarizes the gains and losses on derivative financial instruments and hedged items reported in the consolidated statements of income for the years ended March 31, 2018, 2019 and 2020:

	Yen in millions
	For the years ended March 31,
	2018		2019		2020
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Cost of financing operations	782	(227)	(822)	799	—	—

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	42,220		(18,433)		51,552
Foreign exchange gain (loss), net	30,339		37,124		67,142
Foreign exchange forward and option contracts
Cost of financing operations	6,442		2,240		33,538
Foreign exchange gain (loss), net	73,115		(69,826)		8,281